ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Employees and payroll accruals	$ 10,582	$ 9,652
Accrued expenses	7,394	6,043
Advances from customers	42	1,405
Taxes payable	1,915	2,435
Warranty provision	1,475	920
Derivatives	2,900	64
Phantom share based payment	750
Other	716	371
Accrued expenses and other liabilities	$ 25,774	$ 20,890